Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	¥ 676,286	¥ 1,128,639	¥ 679,394
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	(23,745)	13,344	58,154
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(24,046)	19,288	22,707
Share of other comprehensive income of investments accounted for using the equity method	(2,837)	1,688	3,262
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	228
Exchange differences on translating foreign operations	95,568	(204,184)	8,064
Share of other comprehensive income of investments accounted for using the equity method	(18,847)	10,620	(22,644)
Total other comprehensive income, Net of tax	26,321	(159,244)	69,543
Comprehensive income for the year	702,607	969,395	748,937
Comprehensive income for the year attributable to:
Owners of the parent	637,609	899,545	696,079
Non-controlling interests	¥ 64,998	¥ 69,850	¥ 52,858